UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Reports to Stockholders

Fidelity®

Global Strategies

Fund

Semiannual Report

November 30, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past five months.
Consolidated Investments	(Click Here)	A complete list of the fund's investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Class A	.65%
Actual		$ 1,000.00	$ 922.20	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 921.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class B	1.40%
Actual		$ 1,000.00	$ 918.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Class C	1.40%
Actual		$ 1,000.00	$ 918.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Global Strategies	.40%
Actual		$ 1,000.00	$ 923.30	$ 1.92
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 923.30	$ 1.92
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of November 30, 2011**
% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity 20.1%	Domestic Equity 16.3%
Emerging Markets Equity 8.8%	Emerging Markets Equity 5.8%
High Yield Fixed-Income 8.7%	High Yield Fixed-Income 4.2%
International Equity 18.1%	International Equity 29.0%
Investment Grade Fixed-Income 11.3%	Investment Grade Fixed-Income 17.9%
Commodities and Related Investments 23.5%	Commodities and Related Investments 18.0%
Short-Term and Net Other Assets 0.9%	Short-Term and Net Other Assets 1.2%
Sectors* 8.6%	Sectors* 7.6%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Energy, Financial, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's net assets)**
As of November 30, 2011	As of May 31, 2011
Equities 55.1%	Equities 56.7%
Bonds 20.5%	Bonds 24.1%
Short-Term and Other 24.4%	Short-Term and Other 19.2%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Semiannual Report

Consolidated Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 55.1%
	Shares	Value
Diversified Emerging Markets Funds - 6.4%
Claymore/BNY Mellon Frontier Markets ETF	233,700	$ 4,457,687
iShares MSCI Emerging Markets Index ETF (d)	166,900	6,682,676
iShares MSCI South Africa Index ETF (d)	32,600	2,111,828
iShares MSCI Thailand Investable Market Index ETF (d)	64,300	3,961,523
Market Vectors Indonesia Index ETF	276,700	8,134,980
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		25,348,694
Europe Stock Funds - 1.1%
iShares MSCI Germany Index ETF (d)	207,300	4,276,599
Foreign Large Blend Funds - 13.5%
Fidelity Total International Equity Fund (e)	5,262,706	34,470,726
iShares MSCI EAFE Index ETF	358,100	18,366,949
TOTAL FOREIGN LARGE BLEND FUNDS		52,837,675
Foreign Large Value Funds - 0.4%
iShares MSCI Canada Index ETF (d)	57,500	1,578,950
Japan Stock Funds - 3.1%
iShares MSCI Japan Index ETF (d)	320,000	3,017,600
WisdomTree Japan Hedged Equity ETF	281,100	9,059,853
TOTAL JAPAN STOCK FUNDS		12,077,453
Large Blend Funds - 7.5%
Fidelity Mega Cap Stock Fund (e)	430,419	4,299,889
iShares S&P 100 Index ETF (d)	39,800	2,247,108
SPDR S&P 500 ETF Trust (d)	182,200	22,795,042
TOTAL LARGE BLEND FUNDS		29,342,039
Large Growth Funds - 9.4%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	1,984,646	36,755,646
Large Value Funds - 2.3%
iShares Dow Jones Select Dividend Index ETF (d)	173,700	9,176,571
Latin America Stock Funds - 0.4%
iShares MSCI Chile Index ETF (d)	28,600	1,682,538
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (e)	142,472	$ 3,603,114
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Malaysia Index ETF (d)	294,100	4,129,164
iShares MSCI Singapore Index ETF	316,300	3,722,851
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		7,852,015
Sector Funds - Energy - 2.0%
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	3,927,748
iShares S&P Global Energy Sector Index ETF (d)	102,800	4,010,228
TOTAL SECTOR FUNDS - ENERGY		7,937,976
Sector Funds - Financial - 1.0%
SPDR Financial Select Sector ETF (d)	320,700	4,108,167
Sector Funds - Natural Resources - 2.1%
Market Vectors Agribusiness ETF (d)	166,200	8,187,012
Sector Funds - Real Estate - 3.0%
DJ Wilshire REIT ETF	98,100	6,096,915
SPDR DJ Wilshire International Real Estate ETF (d)	163,400	5,594,816
TOTAL SECTOR FUNDS - REAL ESTATE		11,691,731
TOTAL EQUITY FUNDS (Cost $221,489,920)		216,456,180
Fixed-Income Funds - 20.5%

Bank Loan Funds - 2.1%
Fidelity Floating Rate High Income Fund (e)	860,370	8,285,362
Emerging Markets Bond Funds - 4.5%
Fidelity New Markets Income Fund (e)	291,795	4,627,865
WisdomTree Asia Local Debt ETF (d)	138,700	6,989,093
WisdomTree Emerging Markets Local Debt ETF	120,100	5,920,930
TOTAL EMERGING MARKETS BOND FUNDS		17,537,888
High Yield Bond Funds - 2.1%
Fidelity High Income Fund (e)	2,146	18,242
iShares iBoxx $ High Yield Corporate Bond ETF (d)	94,500	8,183,700
TOTAL HIGH YIELD BOND FUNDS		8,201,942
Fixed-Income Funds - continued
	Shares	Value
Inflation-Protected Bond Funds - 1.3%
iShares Barclays TIPS Bond ETF	42,700	$ 4,984,798
Intermediate-Term Bond Funds - 10.0%
Fidelity Investment Grade Bond Fund (e)	5,142,672	39,290,015
Sector Funds - Real Estate - 0.5%
Fidelity Real Estate Income Fund (e)	208,874	2,145,134
TOTAL FIXED-INCOME FUNDS (Cost $77,717,679)		80,445,139
Other - 23.5%

Commodity Funds - Agriculture - 0.9%
PowerShares DB Agriculture ETF (a)(d)	65,300	1,893,047
Teucrium Corn ETF (a)	45,900	1,817,181
TOTAL COMMODITY FUNDS - AGRICULTURE		3,710,228
Commodity Funds - Broad Basket - 1.0%
PowerShares DB Commodity Index Tracking ETF (a)(d)	141,300	3,905,532
Commodity Funds - Energy - 1.4%
PowerShares DB Oil ETF (a)(d)	184,500	5,295,150
Commodity Funds - Precious Metals - 13.3%
iShares COMEX Gold Trust ETF (a)	2,659,300	45,367,657
iShares Silver Trust ETF (a)	219,200	7,014,400
TOTAL COMMODITY FUNDS - PRECIOUS METALS		52,382,057
Currency Funds - 0.7%
PowerShares DB G10 Currency Harvest ETF (a)	122,700	2,928,849
Exchange-Traded Notes - Energy - 2.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,930,948
Specialty Precious Metals Funds - 3.9%
Market Vectors Gold Miners ETF	249,824	15,111,854
TOTAL OTHER (Cost $81,561,200)		92,264,618
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	81,074	$ 81,074
Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,485	47,485
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,744,175	50,744,175
TOTAL MONEY MARKET FUNDS (Cost $50,872,734)		50,872,734
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $431,641,533)		440,038,671
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(47,617,425)
NET ASSETS - 100%		$ 392,421,246
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	143,119
Total	$ 143,130
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,294,099	5,183,168	-	36,755,646
Fidelity Canada Fund	56,758	-	55,320	-	-
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	8,231,540	4,275,153	81,357	8,285,362
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,241	4,211,323	62,866	18,242
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	41	-	40	47,485
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	3,206,686	8,920,674	750,167	39,290,015
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	-	-	-	3,603,114
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Mega Cap Stock Fund	$ 4,558,084	$ 23,111	$ -	$ 23,111	$ 4,299,889
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	121,709	-	121,709	4,627,865
Fidelity Real Estate Income Fund	8,904,700	188,640	6,388,864	137,160	2,145,134
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,294,099	4,391,884	-	34,470,726
Total	$ 170,811,937	$ 17,193,639	$ 38,122,734	$ 1,176,410	$ 133,543,478
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 42,103,165	$ 44,570,000	$ 52,451,136
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,586,876) - See accompanying schedule: Unaffiliated issuers (cost $248,525,505)	$ 255,669,944
Fidelity Central Funds (cost $50,825,249)	50,825,249
Affiliated underlying funds (cost $132,290,779)	133,543,478
Total Investments (cost $431,641,533)		$ 440,038,671
Cash		3,180,585
Receivable for investments sold		486,159
Receivable for fund shares sold		374,418
Dividends receivable		147,507
Interest receivable		118,458
Distributions receivable from Fidelity Central Funds		18,425
Receivable from investment adviser for expense reductions		13,089
Other affiliated receivables		1,250
Other receivables		16,090
Total assets		444,394,652

Liabilities
Payable for investments purchased	$ 148,685
Payable for fund shares redeemed	863,702
Accrued management fee	142,988
Distribution and service plan fees payable	73,688
Other payables and accrued expenses	168
Collateral on securities loaned, at value	50,744,175
Total liabilities		51,973,406

Net Assets		$ 392,421,246
Net Assets consist of:
Paid in capital		$ 393,434,223
Undistributed net investment income		3,020,041
Accumulated undistributed net realized gain (loss) on investments		(12,430,156)
Net unrealized appreciation (depreciation) on investments		8,397,138
Net Assets		$ 392,421,246

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

November 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,925,633 ÷ 6,712,170 shares)	$ 8.93

Maximum offering price per share (100/94.25 of $8.93)	$ 9.47
Class T: Net Asset Value and redemption price per share ($30,294,957 ÷ 3,405,049 shares)	$ 8.90

Maximum offering price per share (100/96.50 of $8.90)	$ 9.22
Class B: Net Asset Value and offering price per share ($5,147,809 ÷ 580,391 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($53,424,433 ÷ 6,071,904 shares)A	$ 8.80

Global Strategies: Net Asset Value, offering price and redemption price per share ($215,839,141 ÷ 24,074,425 shares)	$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,789,273 ÷ 3,099,235 shares)	$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 2,903,984
Affiliated		1,176,410
Interest		2,632
Income from Fidelity Central Funds		143,130
Total income		4,226,156

Expenses
Management fee	$ 1,112,992
Distribution and service plan fees	458,396
Custodian fees and expenses	402
Independent trustees' compensation	752
Subsidiary directors' fees	7,500
Miscellaneous	263
Total expenses before reductions	1,580,305
Expense reductions	(362,073)	1,218,232
Net investment income (loss)		3,007,924
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(13,106,851)
Affiliated	467,886
Realized gain distributions from underlying funds:
Unaffiliated	-
Affiliated	781,124
Total net realized gain (loss)		(11,857,841)
Change in net unrealized appreciation (depreciation) on investment securities		(27,191,604)
Net gain (loss)		(39,049,445)
Net increase (decrease) in net assets resulting from operations		$ (36,041,521)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Five months ended May 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,007,924	$ 904,296	$ 3,242,631
Net realized gain (loss)	(11,857,841)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation)	(27,191,604)	(436,598)	33,064,920
Net increase (decrease) in net assets resulting from operations	(36,041,521)	18,851,823	39,554,031
Distributions to shareholders from net investment income	(769,251)	(206,898)	(3,211,863)
Distributions to shareholders from net realized gain	(12,677,948)	(412,038)	(1,593,508)
Total distributions	(13,447,199)	(618,936)	(4,805,371)
Share transactions - net increase (decrease)	(5,322,451)	69,073,439	103,582,667
Total increase (decrease) in net assets	(54,811,171)	87,306,326	138,331,327

Net Assets
Beginning of period	447,232,417	359,926,091	221,594,764
End of period (including undistributed net investment income of $3,020,041, undistributed net investment income of $781,368 and undistributed net investment income of $126,425, respectively)	$ 392,421,246	$ 447,232,417	$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	(.82)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	(.76)	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.29)	(.02)	(.13)M	(.14)L	(.18)	(.13)
Net asset value, end of period	$ 8.93	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	(7.78)%	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%A	.79%A	.77%	.75%	.75%	.75%A
Expenses net of fee waivers, if any	.65%A	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.62%A	.64%A	.65%	.65%	.65%	.65%A
Net investment income (loss)	1.42%A	.49%A	1.16%	1.48%	1.78%	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,926	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

M Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class T

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	(.82)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	(.77)	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	-L	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.28)	(.02)	(.11)N	(.12)M	(.17)	(.12)
Net asset value, end of period	$ 8.90	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	(7.90)%	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.04% A	1.04%A	1.02%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	.90%A	.90%A	.90%	.90%	.90%	.90%A
Expenses net of all reductions	.87%A	.89%A	.90%	.90%	.90%	.90%A
Net investment income (loss)	1.18%A	.24%A	.91%	1.24%	1.53%	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,295	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Amount represents less than $.01 per share.

M Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

N Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	(.82)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	(.79)	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	-	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.26)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.26)	(.02)	(.07)	(.10)L	(.12)	(.11)
Net asset value, end of period	$ 8.87	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	(8.13)%	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.54%A	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.37%A	1.39%A	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.67%A	(.26)%A	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,148	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class C

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	(.81)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	(.78)	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	-	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.27)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.27)	(.02)	(.08)M	(.10)L	(.15)	(.11)
Net asset value, end of period	$ 8.80	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	(8.13)%	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.54%A	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.37%A	1.39%A	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.67%A	(.26)%A	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,424	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Global Strategies

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	(.83)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	(.75)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.02)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.30)	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 8.97	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(7.67)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.54%A	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.37%A	.39%A	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.67%A	.74%A	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,839	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Institutional Class

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	(.83)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	(.75)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.02)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.30)	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 8.97	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(7.67)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net AssetsE, I
Expenses before reductions	.54%A	.54%A	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.36%A	.39%A	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.68%A	.74%A	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,789	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Fidelity® Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2011, the Fund held $52,451,136 in the Subsidiary, representing 13.4% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

3. Investments in Fidelity Central Funds - continued

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and ETNs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, income recognized from controlled foreign corporation (CFC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 28,139,673
Gross unrealized depreciation	(19,852,834)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,286,839
Tax Cost	$ 431,739,836

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $306,421,703 and $319,330,657 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, FMRC waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,727	$ 4,004
Class T	.25%	.25%	76,344	304
Class B	.75%	.25%	27,944	20,960
Class C	.75%	.25%	273,381	104,533
			$ 458,396	$ 129,801

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,889
Class T	5,678
Class B*	3,911
Class C*	5,570
$ 35,048

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $263 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending

Semiannual Report

8. Security Lending - continued

income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143,130, including $109 from securities loaned to FCM.

9. Expense Reductions.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012. During the period, this waiver reduced the Fund's management fee by $206,883.

FMRC has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $78,628.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $76,225. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $337.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 101,207	$ 32,274	$ 499,122
Class T	12,967	15,977	197,243
Class B	-	3,136	13,225
Class C	-	25,009	156,012
Global Strategies	591,174	119,099	2,170,963
Institutional Class	63,903	11,403	175,298
Total	$ 769,251	$ 206,898	$ 3,211,863
From net realized gain
Class A	$ 2,024,133	$ 64,089	$ 251,525
Class T	907,698	31,953	130,917
Class B	162,729	6,273	26,325
Class C	1,608,534	49,577	183,392
Global Strategies	7,196,906	238,199	933,188
Institutional Class	777,948	21,947	68,161
Total	$ 12,677,948	$ 412,038	$ 1,593,508

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	1,108,836	2,275,928	4,258,684
Reinvestment of distributions	202,966	8,617	65,064
Shares redeemed	(1,781,314)	(1,097,466)	(2,183,627)
Net increase (decrease)	(469,512)	1,187,079	2,140,121
Class T
Shares sold	436,363	560,806	1,186,852
Reinvestment of distributions	85,596	4,572	32,065
Shares redeemed	(286,631)	(415,429)	(445,241)
Net increase (decrease)	235,328	149,949	773,676
Class B
Shares sold	22,616	95,683	323,080
Reinvestment of distributions	16,501	942	4,212
Shares redeemed	(87,386)	(77,872)	(104,068)
Net increase (decrease)	(48,269)	18,753	223,224
Class C
Shares sold	782,225	1,610,037	2,447,418
Reinvestment of distributions	163,622	7,522	35,182
Shares redeemed	(707,615)	(290,202)	(488,696)
Net increase (decrease)	238,232	1,327,357	1,993,904
Global Strategies
Shares sold	3,119,193	6,681,159	11,680,798
Reinvestment of distributions	759,223	34,803	309,778
Shares redeemed	(5,294,730)	(2,996,262)	(6,562,679)
Net increase (decrease)	(1,416,314)	3,719,700	5,427,897
Institutional Class
Shares sold	1,037,095	772,909	1,159,147
Reinvestment of distributions	47,024	1,794	15,054
Shares redeemed	(477,617)	(72,107)	(264,662)
Net increase (decrease)	606,502	702,596	909,539
	Dollars
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	$ 10,247,330	$ 22,062,319	$ 37,796,195
Reinvestment of distributions	1,950,499	82,975	607,250
Shares redeemed	(16,201,482)	(10,596,922)	(19,226,107)
Net increase (decrease)	$ (4,003,653)	$ 11,548,372	$ 19,177,338

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11. Share Transactions - continued

	Dollars
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class T
Shares sold	$ 4,034,784	$ 5,439,063	$ 10,467,996
Reinvestment of distributions	820,005	43,935	297,528
Shares redeemed	(2,566,129)	(4,010,197)	(3,888,800)
Net increase (decrease)	$ 2,288,660	$ 1,472,801	$ 6,876,724
Class B
Shares sold	$ 213,465	$ 925,208	$ 2,770,584
Reinvestment of distributions	157,914	9,038	38,499
Shares redeemed	(785,173)	(753,939)	(908,372)
Net increase (decrease)	$ (413,794)	$ 180,307	$ 1,900,711
Class C
Shares sold	$ 7,148,979	$ 15,501,323	$ 21,262,519
Reinvestment of distributions	1,554,406	71,677	322,701
Shares redeemed	(6,343,649)	(2,784,658)	(4,250,410)
Net increase (decrease)	$ 2,359,736	$ 12,788,342	$ 17,334,810
Global Strategies
Shares sold	$ 29,045,701	$ 65,085,263	$ 104,146,943
Reinvestment of distributions	7,318,908	336,196	2,900,626
Shares redeemed	(47,796,012)	(29,149,019)	(57,103,590)
Net increase (decrease)	$ (11,431,403)	$ 36,272,440	$ 49,943,979
Institutional Class
Shares sold	$ 9,720,603	$ 7,496,668	$ 10,525,818
Reinvestment of distributions	453,309	17,319	141,418
Shares redeemed	(4,295,909)	(702,810)	(2,318,131)
Net increase (decrease)	$ 5,878,003	$ 6,811,177	$ 8,349,105

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 26% of the total outstanding shares of Fidelity Total International Equity Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMRC does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The fund's proprietary custom index is an index developed by FMRC that represents the performance of the fund's three general investment categories according to their respective weightings in the fund's neutral mix.

Semiannual Report

Fidelity Global Strategies Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year in light of the fund's changed investment strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that the fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 83% means that 17% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2010. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Semiannual Report

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through July 31, 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Strategies
Fund - Class A, Class T, Class B and Class C

Semiannual Report

November 30, 2011

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global
Strategies Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past five months.
Consolidated Investments	(Click Here)	A complete list of the fund's investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Class A	.65%
Actual		$ 1,000.00	$ 922.20	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 921.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class B	1.40%
Actual		$ 1,000.00	$ 918.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Class C	1.40%
Actual		$ 1,000.00	$ 918.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Global Strategies	.40%
Actual		$ 1,000.00	$ 923.30	$ 1.92
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 923.30	$ 1.92
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of November 30, 2011**
% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity 20.1%	Domestic Equity 16.3%
Emerging Markets Equity 8.8%	Emerging Markets Equity 5.8%
High Yield Fixed-Income 8.7%	High Yield Fixed-Income 4.2%
International Equity 18.1%	International Equity 29.0%
Investment Grade Fixed-Income 11.3%	Investment Grade Fixed-Income 17.9%
Commodities and Related Investments 23.5%	Commodities and Related Investments 18.0%
Short-Term and Net Other Assets 0.9%	Short-Term and Net Other Assets 1.2%
Sectors* 8.6%	Sectors* 7.6%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Energy, Financial, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's net assets)**
As of November 30, 2011	As of May 31, 2011
Equities 55.1%	Equities 56.7%
Bonds 20.5%	Bonds 24.1%
Short-Term and Other 24.4%	Short-Term and Other 19.2%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Semiannual Report

Consolidated Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 55.1%
	Shares	Value
Diversified Emerging Markets Funds - 6.4%
Claymore/BNY Mellon Frontier Markets ETF	233,700	$ 4,457,687
iShares MSCI Emerging Markets Index ETF (d)	166,900	6,682,676
iShares MSCI South Africa Index ETF (d)	32,600	2,111,828
iShares MSCI Thailand Investable Market Index ETF (d)	64,300	3,961,523
Market Vectors Indonesia Index ETF	276,700	8,134,980
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		25,348,694
Europe Stock Funds - 1.1%
iShares MSCI Germany Index ETF (d)	207,300	4,276,599
Foreign Large Blend Funds - 13.5%
Fidelity Total International Equity Fund (e)	5,262,706	34,470,726
iShares MSCI EAFE Index ETF	358,100	18,366,949
TOTAL FOREIGN LARGE BLEND FUNDS		52,837,675
Foreign Large Value Funds - 0.4%
iShares MSCI Canada Index ETF (d)	57,500	1,578,950
Japan Stock Funds - 3.1%
iShares MSCI Japan Index ETF (d)	320,000	3,017,600
WisdomTree Japan Hedged Equity ETF	281,100	9,059,853
TOTAL JAPAN STOCK FUNDS		12,077,453
Large Blend Funds - 7.5%
Fidelity Mega Cap Stock Fund (e)	430,419	4,299,889
iShares S&P 100 Index ETF (d)	39,800	2,247,108
SPDR S&P 500 ETF Trust (d)	182,200	22,795,042
TOTAL LARGE BLEND FUNDS		29,342,039
Large Growth Funds - 9.4%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	1,984,646	36,755,646
Large Value Funds - 2.3%
iShares Dow Jones Select Dividend Index ETF (d)	173,700	9,176,571
Latin America Stock Funds - 0.4%
iShares MSCI Chile Index ETF (d)	28,600	1,682,538
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (e)	142,472	$ 3,603,114
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Malaysia Index ETF (d)	294,100	4,129,164
iShares MSCI Singapore Index ETF	316,300	3,722,851
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		7,852,015
Sector Funds - Energy - 2.0%
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	3,927,748
iShares S&P Global Energy Sector Index ETF (d)	102,800	4,010,228
TOTAL SECTOR FUNDS - ENERGY		7,937,976
Sector Funds - Financial - 1.0%
SPDR Financial Select Sector ETF (d)	320,700	4,108,167
Sector Funds - Natural Resources - 2.1%
Market Vectors Agribusiness ETF (d)	166,200	8,187,012
Sector Funds - Real Estate - 3.0%
DJ Wilshire REIT ETF	98,100	6,096,915
SPDR DJ Wilshire International Real Estate ETF (d)	163,400	5,594,816
TOTAL SECTOR FUNDS - REAL ESTATE		11,691,731
TOTAL EQUITY FUNDS (Cost $221,489,920)		216,456,180
Fixed-Income Funds - 20.5%

Bank Loan Funds - 2.1%
Fidelity Floating Rate High Income Fund (e)	860,370	8,285,362
Emerging Markets Bond Funds - 4.5%
Fidelity New Markets Income Fund (e)	291,795	4,627,865
WisdomTree Asia Local Debt ETF (d)	138,700	6,989,093
WisdomTree Emerging Markets Local Debt ETF	120,100	5,920,930
TOTAL EMERGING MARKETS BOND FUNDS		17,537,888
High Yield Bond Funds - 2.1%
Fidelity High Income Fund (e)	2,146	18,242
iShares iBoxx $ High Yield Corporate Bond ETF (d)	94,500	8,183,700
TOTAL HIGH YIELD BOND FUNDS		8,201,942
Fixed-Income Funds - continued
	Shares	Value
Inflation-Protected Bond Funds - 1.3%
iShares Barclays TIPS Bond ETF	42,700	$ 4,984,798
Intermediate-Term Bond Funds - 10.0%
Fidelity Investment Grade Bond Fund (e)	5,142,672	39,290,015
Sector Funds - Real Estate - 0.5%
Fidelity Real Estate Income Fund (e)	208,874	2,145,134
TOTAL FIXED-INCOME FUNDS (Cost $77,717,679)		80,445,139
Other - 23.5%

Commodity Funds - Agriculture - 0.9%
PowerShares DB Agriculture ETF (a)(d)	65,300	1,893,047
Teucrium Corn ETF (a)	45,900	1,817,181
TOTAL COMMODITY FUNDS - AGRICULTURE		3,710,228
Commodity Funds - Broad Basket - 1.0%
PowerShares DB Commodity Index Tracking ETF (a)(d)	141,300	3,905,532
Commodity Funds - Energy - 1.4%
PowerShares DB Oil ETF (a)(d)	184,500	5,295,150
Commodity Funds - Precious Metals - 13.3%
iShares COMEX Gold Trust ETF (a)	2,659,300	45,367,657
iShares Silver Trust ETF (a)	219,200	7,014,400
TOTAL COMMODITY FUNDS - PRECIOUS METALS		52,382,057
Currency Funds - 0.7%
PowerShares DB G10 Currency Harvest ETF (a)	122,700	2,928,849
Exchange-Traded Notes - Energy - 2.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,930,948
Specialty Precious Metals Funds - 3.9%
Market Vectors Gold Miners ETF	249,824	15,111,854
TOTAL OTHER (Cost $81,561,200)		92,264,618
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	81,074	$ 81,074
Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,485	47,485
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,744,175	50,744,175
TOTAL MONEY MARKET FUNDS (Cost $50,872,734)		50,872,734
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $431,641,533)		440,038,671
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(47,617,425)
NET ASSETS - 100%		$ 392,421,246
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	143,119
Total	$ 143,130
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,294,099	5,183,168	-	36,755,646
Fidelity Canada Fund	56,758	-	55,320	-	-
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	8,231,540	4,275,153	81,357	8,285,362
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,241	4,211,323	62,866	18,242
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	41	-	40	47,485
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	3,206,686	8,920,674	750,167	39,290,015
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	-	-	-	3,603,114
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Mega Cap Stock Fund	$ 4,558,084	$ 23,111	$ -	$ 23,111	$ 4,299,889
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	121,709	-	121,709	4,627,865
Fidelity Real Estate Income Fund	8,904,700	188,640	6,388,864	137,160	2,145,134
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,294,099	4,391,884	-	34,470,726
Total	$ 170,811,937	$ 17,193,639	$ 38,122,734	$ 1,176,410	$ 133,543,478
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 42,103,165	$ 44,570,000	$ 52,451,136
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,586,876) - See accompanying schedule: Unaffiliated issuers (cost $248,525,505)	$ 255,669,944
Fidelity Central Funds (cost $50,825,249)	50,825,249
Affiliated underlying funds (cost $132,290,779)	133,543,478
Total Investments (cost $431,641,533)		$ 440,038,671
Cash		3,180,585
Receivable for investments sold		486,159
Receivable for fund shares sold		374,418
Dividends receivable		147,507
Interest receivable		118,458
Distributions receivable from Fidelity Central Funds		18,425
Receivable from investment adviser for expense reductions		13,089
Other affiliated receivables		1,250
Other receivables		16,090
Total assets		444,394,652

Liabilities
Payable for investments purchased	$ 148,685
Payable for fund shares redeemed	863,702
Accrued management fee	142,988
Distribution and service plan fees payable	73,688
Other payables and accrued expenses	168
Collateral on securities loaned, at value	50,744,175
Total liabilities		51,973,406

Net Assets		$ 392,421,246
Net Assets consist of:
Paid in capital		$ 393,434,223
Undistributed net investment income		3,020,041
Accumulated undistributed net realized gain (loss) on investments		(12,430,156)
Net unrealized appreciation (depreciation) on investments		8,397,138
Net Assets		$ 392,421,246

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

November 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,925,633 ÷ 6,712,170 shares)	$ 8.93

Maximum offering price per share (100/94.25 of $8.93)	$ 9.47
Class T: Net Asset Value and redemption price per share ($30,294,957 ÷ 3,405,049 shares)	$ 8.90

Maximum offering price per share (100/96.50 of $8.90)	$ 9.22
Class B: Net Asset Value and offering price per share ($5,147,809 ÷ 580,391 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($53,424,433 ÷ 6,071,904 shares)A	$ 8.80

Global Strategies: Net Asset Value, offering price and redemption price per share ($215,839,141 ÷ 24,074,425 shares)	$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,789,273 ÷ 3,099,235 shares)	$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 2,903,984
Affiliated		1,176,410
Interest		2,632
Income from Fidelity Central Funds		143,130
Total income		4,226,156

Expenses
Management fee	$ 1,112,992
Distribution and service plan fees	458,396
Custodian fees and expenses	402
Independent trustees' compensation	752
Subsidiary directors' fees	7,500
Miscellaneous	263
Total expenses before reductions	1,580,305
Expense reductions	(362,073)	1,218,232
Net investment income (loss)		3,007,924
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(13,106,851)
Affiliated	467,886
Realized gain distributions from underlying funds:
Unaffiliated	-
Affiliated	781,124
Total net realized gain (loss)		(11,857,841)
Change in net unrealized appreciation (depreciation) on investment securities		(27,191,604)
Net gain (loss)		(39,049,445)
Net increase (decrease) in net assets resulting from operations		$ (36,041,521)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Five months ended May 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,007,924	$ 904,296	$ 3,242,631
Net realized gain (loss)	(11,857,841)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation)	(27,191,604)	(436,598)	33,064,920
Net increase (decrease) in net assets resulting from operations	(36,041,521)	18,851,823	39,554,031
Distributions to shareholders from net investment income	(769,251)	(206,898)	(3,211,863)
Distributions to shareholders from net realized gain	(12,677,948)	(412,038)	(1,593,508)
Total distributions	(13,447,199)	(618,936)	(4,805,371)
Share transactions - net increase (decrease)	(5,322,451)	69,073,439	103,582,667
Total increase (decrease) in net assets	(54,811,171)	87,306,326	138,331,327

Net Assets
Beginning of period	447,232,417	359,926,091	221,594,764
End of period (including undistributed net investment income of $3,020,041, undistributed net investment income of $781,368 and undistributed net investment income of $126,425, respectively)	$ 392,421,246	$ 447,232,417	$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	(.82)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	(.76)	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.29)	(.02)	(.13)M	(.14)L	(.18)	(.13)
Net asset value, end of period	$ 8.93	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	(7.78)%	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%A	.79%A	.77%	.75%	.75%	.75%A
Expenses net of fee waivers, if any	.65%A	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.62%A	.64%A	.65%	.65%	.65%	.65%A
Net investment income (loss)	1.42%A	.49%A	1.16%	1.48%	1.78%	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,926	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

M Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class T

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	(.82)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	(.77)	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	-L	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.28)	(.02)	(.11)N	(.12)M	(.17)	(.12)
Net asset value, end of period	$ 8.90	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	(7.90)%	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.04% A	1.04%A	1.02%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	.90%A	.90%A	.90%	.90%	.90%	.90%A
Expenses net of all reductions	.87%A	.89%A	.90%	.90%	.90%	.90%A
Net investment income (loss)	1.18%A	.24%A	.91%	1.24%	1.53%	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,295	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Amount represents less than $.01 per share.

M Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

N Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	(.82)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	(.79)	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	-	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.26)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.26)	(.02)	(.07)	(.10)L	(.12)	(.11)
Net asset value, end of period	$ 8.87	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	(8.13)%	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.54%A	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.37%A	1.39%A	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.67%A	(.26)%A	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,148	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class C

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	(.81)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	(.78)	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	-	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.27)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.27)	(.02)	(.08)M	(.10)L	(.15)	(.11)
Net asset value, end of period	$ 8.80	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	(8.13)%	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.54%A	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.37%A	1.39%A	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.67%A	(.26)%A	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,424	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Global Strategies

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	(.83)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	(.75)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.02)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.30)	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 8.97	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(7.67)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.54%A	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.37%A	.39%A	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.67%A	.74%A	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,839	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Institutional Class

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	(.83)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	(.75)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.02)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.30)	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 8.97	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(7.67)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net AssetsE, I
Expenses before reductions	.54%A	.54%A	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.36%A	.39%A	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.68%A	.74%A	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,789	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Fidelity® Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2011, the Fund held $52,451,136 in the Subsidiary, representing 13.4% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

3. Investments in Fidelity Central Funds - continued

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and ETNs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, income recognized from controlled foreign corporation (CFC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 28,139,673
Gross unrealized depreciation	(19,852,834)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,286,839
Tax Cost	$ 431,739,836

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $306,421,703 and $319,330,657 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, FMRC waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,727	$ 4,004
Class T	.25%	.25%	76,344	304
Class B	.75%	.25%	27,944	20,960
Class C	.75%	.25%	273,381	104,533
			$ 458,396	$ 129,801

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,889
Class T	5,678
Class B*	3,911
Class C*	5,570
$ 35,048

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $263 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending

Semiannual Report

8. Security Lending - continued

income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143,130, including $109 from securities loaned to FCM.

9. Expense Reductions.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012. During the period, this waiver reduced the Fund's management fee by $206,883.

FMRC has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $78,628.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $76,225. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $337.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 101,207	$ 32,274	$ 499,122
Class T	12,967	15,977	197,243
Class B	-	3,136	13,225
Class C	-	25,009	156,012
Global Strategies	591,174	119,099	2,170,963
Institutional Class	63,903	11,403	175,298
Total	$ 769,251	$ 206,898	$ 3,211,863
From net realized gain
Class A	$ 2,024,133	$ 64,089	$ 251,525
Class T	907,698	31,953	130,917
Class B	162,729	6,273	26,325
Class C	1,608,534	49,577	183,392
Global Strategies	7,196,906	238,199	933,188
Institutional Class	777,948	21,947	68,161
Total	$ 12,677,948	$ 412,038	$ 1,593,508

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	1,108,836	2,275,928	4,258,684
Reinvestment of distributions	202,966	8,617	65,064
Shares redeemed	(1,781,314)	(1,097,466)	(2,183,627)
Net increase (decrease)	(469,512)	1,187,079	2,140,121
Class T
Shares sold	436,363	560,806	1,186,852
Reinvestment of distributions	85,596	4,572	32,065
Shares redeemed	(286,631)	(415,429)	(445,241)
Net increase (decrease)	235,328	149,949	773,676
Class B
Shares sold	22,616	95,683	323,080
Reinvestment of distributions	16,501	942	4,212
Shares redeemed	(87,386)	(77,872)	(104,068)
Net increase (decrease)	(48,269)	18,753	223,224
Class C
Shares sold	782,225	1,610,037	2,447,418
Reinvestment of distributions	163,622	7,522	35,182
Shares redeemed	(707,615)	(290,202)	(488,696)
Net increase (decrease)	238,232	1,327,357	1,993,904
Global Strategies
Shares sold	3,119,193	6,681,159	11,680,798
Reinvestment of distributions	759,223	34,803	309,778
Shares redeemed	(5,294,730)	(2,996,262)	(6,562,679)
Net increase (decrease)	(1,416,314)	3,719,700	5,427,897
Institutional Class
Shares sold	1,037,095	772,909	1,159,147
Reinvestment of distributions	47,024	1,794	15,054
Shares redeemed	(477,617)	(72,107)	(264,662)
Net increase (decrease)	606,502	702,596	909,539
	Dollars
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	$ 10,247,330	$ 22,062,319	$ 37,796,195
Reinvestment of distributions	1,950,499	82,975	607,250
Shares redeemed	(16,201,482)	(10,596,922)	(19,226,107)
Net increase (decrease)	$ (4,003,653)	$ 11,548,372	$ 19,177,338

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11. Share Transactions - continued

	Dollars
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class T
Shares sold	$ 4,034,784	$ 5,439,063	$ 10,467,996
Reinvestment of distributions	820,005	43,935	297,528
Shares redeemed	(2,566,129)	(4,010,197)	(3,888,800)
Net increase (decrease)	$ 2,288,660	$ 1,472,801	$ 6,876,724
Class B
Shares sold	$ 213,465	$ 925,208	$ 2,770,584
Reinvestment of distributions	157,914	9,038	38,499
Shares redeemed	(785,173)	(753,939)	(908,372)
Net increase (decrease)	$ (413,794)	$ 180,307	$ 1,900,711
Class C
Shares sold	$ 7,148,979	$ 15,501,323	$ 21,262,519
Reinvestment of distributions	1,554,406	71,677	322,701
Shares redeemed	(6,343,649)	(2,784,658)	(4,250,410)
Net increase (decrease)	$ 2,359,736	$ 12,788,342	$ 17,334,810
Global Strategies
Shares sold	$ 29,045,701	$ 65,085,263	$ 104,146,943
Reinvestment of distributions	7,318,908	336,196	2,900,626
Shares redeemed	(47,796,012)	(29,149,019)	(57,103,590)
Net increase (decrease)	$ (11,431,403)	$ 36,272,440	$ 49,943,979
Institutional Class
Shares sold	$ 9,720,603	$ 7,496,668	$ 10,525,818
Reinvestment of distributions	453,309	17,319	141,418
Shares redeemed	(4,295,909)	(702,810)	(2,318,131)
Net increase (decrease)	$ 5,878,003	$ 6,811,177	$ 8,349,105

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 26% of the total outstanding shares of Fidelity Total International Equity Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMRC does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The fund's proprietary custom index is an index developed by FMRC that represents the performance of the fund's three general investment categories according to their respective weightings in the fund's neutral mix.

Semiannual Report

Fidelity Global Strategies Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year in light of the fund's changed investment strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that the fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 83% means that 17% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2010. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Semiannual Report

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through July 31, 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYS-USAN-0112
1.852692.103

Fidelity Advisor®

Global Strategies
Fund - Institutional Class

Semiannual Report

November 30, 2011

Institutional Class
is a class of Fidelity®
Global Strategies Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past five months.
Consolidated Investments	(Click Here)	A complete list of the fund's investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The unusually high level of volatility that global equity markets have experienced since early August continued through the end of November. Most major indexes were unable to gain much traction during this time frame, as concern about the sovereign debt crisis in Europe continued to overshadow strong corporate earnings and better-than-expected economic news. High-grade bonds, meanwhile, fared slightly better amid periodic flights to quality. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value June 1, 2011	Ending Account Value November 30, 2011	Expenses Paid During Period* June 1, 2011 to November 30, 2011
Class A	.65%
Actual		$ 1,000.00	$ 922.20	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.75	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 921.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.50	$ 4.55
Class B	1.40%
Actual		$ 1,000.00	$ 918.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Class C	1.40%
Actual		$ 1,000.00	$ 918.70	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.06
Global Strategies	.40%
Actual		$ 1,000.00	$ 923.30	$ 1.92
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02
Institutional Class	.40%
Actual		$ 1,000.00	$ 923.30	$ 1.92
HypotheticalA		$ 1,000.00	$ 1,023.00	$ 2.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of November 30, 2011**
% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity 20.1%	Domestic Equity 16.3%
Emerging Markets Equity 8.8%	Emerging Markets Equity 5.8%
High Yield Fixed-Income 8.7%	High Yield Fixed-Income 4.2%
International Equity 18.1%	International Equity 29.0%
Investment Grade Fixed-Income 11.3%	Investment Grade Fixed-Income 17.9%
Commodities and Related Investments 23.5%	Commodities and Related Investments 18.0%
Short-Term and Net Other Assets 0.9%	Short-Term and Net Other Assets 1.2%
Sectors* 8.6%	Sectors* 7.6%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sector funds such as Energy, Financial, Natural Resources and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's net assets)**
As of November 30, 2011	As of May 31, 2011
Equities 55.1%	Equities 56.7%
Bonds 20.5%	Bonds 24.1%
Short-Term and Other 24.4%	Short-Term and Other 19.2%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

** Equities includes ETFs, mutual funds and direct holdings in equity securities. Bonds include ETFs, mutual funds and fixed-income securities maturing in more than one year. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Semiannual Report

Consolidated Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 55.1%
	Shares	Value
Diversified Emerging Markets Funds - 6.4%
Claymore/BNY Mellon Frontier Markets ETF	233,700	$ 4,457,687
iShares MSCI Emerging Markets Index ETF (d)	166,900	6,682,676
iShares MSCI South Africa Index ETF (d)	32,600	2,111,828
iShares MSCI Thailand Investable Market Index ETF (d)	64,300	3,961,523
Market Vectors Indonesia Index ETF	276,700	8,134,980
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		25,348,694
Europe Stock Funds - 1.1%
iShares MSCI Germany Index ETF (d)	207,300	4,276,599
Foreign Large Blend Funds - 13.5%
Fidelity Total International Equity Fund (e)	5,262,706	34,470,726
iShares MSCI EAFE Index ETF	358,100	18,366,949
TOTAL FOREIGN LARGE BLEND FUNDS		52,837,675
Foreign Large Value Funds - 0.4%
iShares MSCI Canada Index ETF (d)	57,500	1,578,950
Japan Stock Funds - 3.1%
iShares MSCI Japan Index ETF (d)	320,000	3,017,600
WisdomTree Japan Hedged Equity ETF	281,100	9,059,853
TOTAL JAPAN STOCK FUNDS		12,077,453
Large Blend Funds - 7.5%
Fidelity Mega Cap Stock Fund (e)	430,419	4,299,889
iShares S&P 100 Index ETF (d)	39,800	2,247,108
SPDR S&P 500 ETF Trust (d)	182,200	22,795,042
TOTAL LARGE BLEND FUNDS		29,342,039
Large Growth Funds - 9.4%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	1,984,646	36,755,646
Large Value Funds - 2.3%
iShares Dow Jones Select Dividend Index ETF (d)	173,700	9,176,571
Latin America Stock Funds - 0.4%
iShares MSCI Chile Index ETF (d)	28,600	1,682,538
Equity Funds - continued
	Shares	Value
Mid-Cap Blend Funds - 0.9%
Fidelity Leveraged Company Stock Fund (e)	142,472	$ 3,603,114
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Malaysia Index ETF (d)	294,100	4,129,164
iShares MSCI Singapore Index ETF	316,300	3,722,851
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		7,852,015
Sector Funds - Energy - 2.0%
First Trust ISE-Revere Natural Gas Index Fund ETF (d)	200,600	3,927,748
iShares S&P Global Energy Sector Index ETF (d)	102,800	4,010,228
TOTAL SECTOR FUNDS - ENERGY		7,937,976
Sector Funds - Financial - 1.0%
SPDR Financial Select Sector ETF (d)	320,700	4,108,167
Sector Funds - Natural Resources - 2.1%
Market Vectors Agribusiness ETF (d)	166,200	8,187,012
Sector Funds - Real Estate - 3.0%
DJ Wilshire REIT ETF	98,100	6,096,915
SPDR DJ Wilshire International Real Estate ETF (d)	163,400	5,594,816
TOTAL SECTOR FUNDS - REAL ESTATE		11,691,731
TOTAL EQUITY FUNDS (Cost $221,489,920)		216,456,180
Fixed-Income Funds - 20.5%

Bank Loan Funds - 2.1%
Fidelity Floating Rate High Income Fund (e)	860,370	8,285,362
Emerging Markets Bond Funds - 4.5%
Fidelity New Markets Income Fund (e)	291,795	4,627,865
WisdomTree Asia Local Debt ETF (d)	138,700	6,989,093
WisdomTree Emerging Markets Local Debt ETF	120,100	5,920,930
TOTAL EMERGING MARKETS BOND FUNDS		17,537,888
High Yield Bond Funds - 2.1%
Fidelity High Income Fund (e)	2,146	18,242
iShares iBoxx $ High Yield Corporate Bond ETF (d)	94,500	8,183,700
TOTAL HIGH YIELD BOND FUNDS		8,201,942
Fixed-Income Funds - continued
	Shares	Value
Inflation-Protected Bond Funds - 1.3%
iShares Barclays TIPS Bond ETF	42,700	$ 4,984,798
Intermediate-Term Bond Funds - 10.0%
Fidelity Investment Grade Bond Fund (e)	5,142,672	39,290,015
Sector Funds - Real Estate - 0.5%
Fidelity Real Estate Income Fund (e)	208,874	2,145,134
TOTAL FIXED-INCOME FUNDS (Cost $77,717,679)		80,445,139
Other - 23.5%

Commodity Funds - Agriculture - 0.9%
PowerShares DB Agriculture ETF (a)(d)	65,300	1,893,047
Teucrium Corn ETF (a)	45,900	1,817,181
TOTAL COMMODITY FUNDS - AGRICULTURE		3,710,228
Commodity Funds - Broad Basket - 1.0%
PowerShares DB Commodity Index Tracking ETF (a)(d)	141,300	3,905,532
Commodity Funds - Energy - 1.4%
PowerShares DB Oil ETF (a)(d)	184,500	5,295,150
Commodity Funds - Precious Metals - 13.3%
iShares COMEX Gold Trust ETF (a)	2,659,300	45,367,657
iShares Silver Trust ETF (a)	219,200	7,014,400
TOTAL COMMODITY FUNDS - PRECIOUS METALS		52,382,057
Currency Funds - 0.7%
PowerShares DB G10 Currency Harvest ETF (a)	122,700	2,928,849
Exchange-Traded Notes - Energy - 2.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	8,930,948
Specialty Precious Metals Funds - 3.9%
Market Vectors Gold Miners ETF	249,824	15,111,854
TOTAL OTHER (Cost $81,561,200)		92,264,618
Money Market Funds - 13.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	81,074	$ 81,074
Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,485	47,485
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	50,744,175	50,744,175
TOTAL MONEY MARKET FUNDS (Cost $50,872,734)		50,872,734
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $431,641,533)		440,038,671
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(47,617,425)
NET ASSETS - 100%		$ 392,421,246
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	143,119
Total	$ 143,130
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,294,099	5,183,168	-	36,755,646
Fidelity Canada Fund	56,758	-	55,320	-	-
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Fidelity Floating Rate High Income Fund	4,449,428	8,231,540	4,275,153	81,357	8,285,362
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,241	4,211,323	62,866	18,242
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	41	-	40	47,485
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	3,206,686	8,920,674	750,167	39,290,015
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	-	-	-	3,603,114
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Mega Cap Stock Fund	$ 4,558,084	$ 23,111	$ -	$ 23,111	$ 4,299,889
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	121,709	-	121,709	4,627,865
Fidelity Real Estate Income Fund	8,904,700	188,640	6,388,864	137,160	2,145,134
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,294,099	4,391,884	-	34,470,726
Total	$ 170,811,937	$ 17,193,639	$ 38,122,734	$ 1,176,410	$ 133,543,478
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 42,103,165	$ 44,570,000	$ 52,451,136
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	November 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,586,876) - See accompanying schedule: Unaffiliated issuers (cost $248,525,505)	$ 255,669,944
Fidelity Central Funds (cost $50,825,249)	50,825,249
Affiliated underlying funds (cost $132,290,779)	133,543,478
Total Investments (cost $431,641,533)		$ 440,038,671
Cash		3,180,585
Receivable for investments sold		486,159
Receivable for fund shares sold		374,418
Dividends receivable		147,507
Interest receivable		118,458
Distributions receivable from Fidelity Central Funds		18,425
Receivable from investment adviser for expense reductions		13,089
Other affiliated receivables		1,250
Other receivables		16,090
Total assets		444,394,652

Liabilities
Payable for investments purchased	$ 148,685
Payable for fund shares redeemed	863,702
Accrued management fee	142,988
Distribution and service plan fees payable	73,688
Other payables and accrued expenses	168
Collateral on securities loaned, at value	50,744,175
Total liabilities		51,973,406

Net Assets		$ 392,421,246
Net Assets consist of:
Paid in capital		$ 393,434,223
Undistributed net investment income		3,020,041
Accumulated undistributed net realized gain (loss) on investments		(12,430,156)
Net unrealized appreciation (depreciation) on investments		8,397,138
Net Assets		$ 392,421,246

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

November 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($59,925,633 ÷ 6,712,170 shares)	$ 8.93

Maximum offering price per share (100/94.25 of $8.93)	$ 9.47
Class T: Net Asset Value and redemption price per share ($30,294,957 ÷ 3,405,049 shares)	$ 8.90

Maximum offering price per share (100/96.50 of $8.90)	$ 9.22
Class B: Net Asset Value and offering price per share ($5,147,809 ÷ 580,391 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($53,424,433 ÷ 6,071,904 shares)A	$ 8.80

Global Strategies: Net Asset Value, offering price and redemption price per share ($215,839,141 ÷ 24,074,425 shares)	$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,789,273 ÷ 3,099,235 shares)	$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 2,903,984
Affiliated		1,176,410
Interest		2,632
Income from Fidelity Central Funds		143,130
Total income		4,226,156

Expenses
Management fee	$ 1,112,992
Distribution and service plan fees	458,396
Custodian fees and expenses	402
Independent trustees' compensation	752
Subsidiary directors' fees	7,500
Miscellaneous	263
Total expenses before reductions	1,580,305
Expense reductions	(362,073)	1,218,232
Net investment income (loss)		3,007,924
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(13,106,851)
Affiliated	467,886
Realized gain distributions from underlying funds:
Unaffiliated	-
Affiliated	781,124
Total net realized gain (loss)		(11,857,841)
Change in net unrealized appreciation (depreciation) on investment securities		(27,191,604)
Net gain (loss)		(39,049,445)
Net increase (decrease) in net assets resulting from operations		$ (36,041,521)

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Five months ended May 31, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,007,924	$ 904,296	$ 3,242,631
Net realized gain (loss)	(11,857,841)	18,384,125	3,246,480
Change in net unrealized appreciation (depreciation)	(27,191,604)	(436,598)	33,064,920
Net increase (decrease) in net assets resulting from operations	(36,041,521)	18,851,823	39,554,031
Distributions to shareholders from net investment income	(769,251)	(206,898)	(3,211,863)
Distributions to shareholders from net realized gain	(12,677,948)	(412,038)	(1,593,508)
Total distributions	(13,447,199)	(618,936)	(4,805,371)
Share transactions - net increase (decrease)	(5,322,451)	69,073,439	103,582,667
Total increase (decrease) in net assets	(54,811,171)	87,306,326	138,331,327

Net Assets
Beginning of period	447,232,417	359,926,091	221,594,764
End of period (including undistributed net investment income of $3,020,041, undistributed net investment income of $781,368 and undistributed net investment income of $126,425, respectively)	$ 392,421,246	$ 447,232,417	$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.02	.10	.11	.15	.06
Net realized and unrealized gain (loss)	(.82)	.43	1.13	1.80	(2.88)	(.34)
Total from investment operations	(.76)	.45	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.01)	(.01)	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.29)	(.02)	(.13)M	(.14)L	(.18)	(.13)
Net asset value, end of period	$ 8.93	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	(7.78)%	4.67%	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%A	.79%A	.77%	.75%	.75%	.75%A
Expenses net of fee waivers, if any	.65%A	.65%A	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.62%A	.64%A	.65%	.65%	.65%	.65%A
Net investment income (loss)	1.42%A	.49%A	1.16%	1.48%	1.78%	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,926	$ 71,672	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

M Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class T

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.01	.08	.09	.12	.06
Net realized and unrealized gain (loss)	(.82)	.43	1.13	1.78	(2.86)	(.35)
Total from investment operations	(.77)	.44	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	-L	(.01)	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.28)	(.02)	(.11)N	(.12)M	(.17)	(.12)
Net asset value, end of period	$ 8.90	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	(7.90)%	4.57%	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.04% A	1.04%A	1.02%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	.90%A	.90%A	.90%	.90%	.90%	.90%A
Expenses net of all reductions	.87%A	.89%A	.90%	.90%	.90%	.90%A
Net investment income (loss)	1.18%A	.24%A	.91%	1.24%	1.53%	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,295	$ 31,534	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Amount represents less than $.01 per share.

M Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

N Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.06	.09	.05
Net realized and unrealized gain (loss)	(.82)	.43	1.12	1.78	(2.87)	(.35)
Total from investment operations	(.79)	.42	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	-	(.01)	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.26)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.26)	(.02)	(.07)	(.10)L	(.12)	(.11)
Net asset value, end of period	$ 8.87	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	(8.13)%	4.36%	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.54%A	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.37%A	1.39%A	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.67%A	(.26)%A	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,148	$ 6,237	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class C

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 I	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.04	.06	.08	.05
Net realized and unrealized gain (loss)	(.81)	.43	1.11	1.76	(2.86)	(.35)
Total from investment operations	(.78)	.42	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	-	(.01)	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.27)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.27)	(.02)	(.08)M	(.10)L	(.15)	(.11)
Net asset value, end of period	$ 8.80	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	(8.13)%	4.40%	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.54%A	1.54%A	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%A	1.40%A	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.37%A	1.39%A	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.67%A	(.26)%A	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,424	$ 57,465	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended December 31.

L Total distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share.

M Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Global Strategies

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.03	.12	.13	.17	.06
Net realized and unrealized gain (loss)	(.83)	.44	1.14	1.79	(2.88)	(.34)
Total from investment operations	(.75)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.02)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.30)	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 8.97	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(7.67)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.54%A	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.37%A	.39%A	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.67%A	.74%A	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,839	$ 255,351	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Institutional Class

	Six months ended November 30, 2011	Years ended May 31,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.03	.12	.13	.17	.07
Net realized and unrealized gain (loss)	(.83)	.44	1.14	1.79	(2.88)	(.35)
Total from investment operations	(.75)	.47	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.02)	(.01)	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.28)	(.01)	(.05)	(.05)	(.06)	(.08)
Total distributions	(.30)	(.02)	(.15)	(.15) K	(.19)	(.13)
Net asset value, end of period	$ 8.97	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	(7.67)%	4.86%	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net AssetsE, I
Expenses before reductions	.54%A	.54%A	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%A	.40%A	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.36%A	.39%A	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.68%A	.74%A	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,789	$ 24,973	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	149%A	200%A	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended December 31.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended November 30, 2011 (Unaudited)

1. Organization.

Fidelity® Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2011, the Fund held $52,451,136 in the Subsidiary, representing 13.4% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

3. Investments in Fidelity Central Funds - continued

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs and ETNs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships, income recognized from controlled foreign corporation (CFC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 28,139,673
Gross unrealized depreciation	(19,852,834)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,286,839
Tax Cost	$ 431,739,836

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $306,421,703 and $319,330,657 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, FMRC waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,727	$ 4,004
Class T	.25%	.25%	76,344	304
Class B	.75%	.25%	27,944	20,960
Class C	.75%	.25%	273,381	104,533
			$ 458,396	$ 129,801

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,889
Class T	5,678
Class B*	3,911
Class C*	5,570
$ 35,048

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $263 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending

Semiannual Report

8. Security Lending - continued

income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $143,130, including $109 from securities loaned to FCM.

9. Expense Reductions.

FMRC has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2012. During the period, this waiver reduced the Fund's management fee by $206,883.

FMRC has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $78,628.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $76,225. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $337.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 101,207	$ 32,274	$ 499,122
Class T	12,967	15,977	197,243
Class B	-	3,136	13,225
Class C	-	25,009	156,012
Global Strategies	591,174	119,099	2,170,963
Institutional Class	63,903	11,403	175,298
Total	$ 769,251	$ 206,898	$ 3,211,863
From net realized gain
Class A	$ 2,024,133	$ 64,089	$ 251,525
Class T	907,698	31,953	130,917
Class B	162,729	6,273	26,325
Class C	1,608,534	49,577	183,392
Global Strategies	7,196,906	238,199	933,188
Institutional Class	777,948	21,947	68,161
Total	$ 12,677,948	$ 412,038	$ 1,593,508

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	1,108,836	2,275,928	4,258,684
Reinvestment of distributions	202,966	8,617	65,064
Shares redeemed	(1,781,314)	(1,097,466)	(2,183,627)
Net increase (decrease)	(469,512)	1,187,079	2,140,121
Class T
Shares sold	436,363	560,806	1,186,852
Reinvestment of distributions	85,596	4,572	32,065
Shares redeemed	(286,631)	(415,429)	(445,241)
Net increase (decrease)	235,328	149,949	773,676
Class B
Shares sold	22,616	95,683	323,080
Reinvestment of distributions	16,501	942	4,212
Shares redeemed	(87,386)	(77,872)	(104,068)
Net increase (decrease)	(48,269)	18,753	223,224
Class C
Shares sold	782,225	1,610,037	2,447,418
Reinvestment of distributions	163,622	7,522	35,182
Shares redeemed	(707,615)	(290,202)	(488,696)
Net increase (decrease)	238,232	1,327,357	1,993,904
Global Strategies
Shares sold	3,119,193	6,681,159	11,680,798
Reinvestment of distributions	759,223	34,803	309,778
Shares redeemed	(5,294,730)	(2,996,262)	(6,562,679)
Net increase (decrease)	(1,416,314)	3,719,700	5,427,897
Institutional Class
Shares sold	1,037,095	772,909	1,159,147
Reinvestment of distributions	47,024	1,794	15,054
Shares redeemed	(477,617)	(72,107)	(264,662)
Net increase (decrease)	606,502	702,596	909,539
	Dollars
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class A
Shares sold	$ 10,247,330	$ 22,062,319	$ 37,796,195
Reinvestment of distributions	1,950,499	82,975	607,250
Shares redeemed	(16,201,482)	(10,596,922)	(19,226,107)
Net increase (decrease)	$ (4,003,653)	$ 11,548,372	$ 19,177,338

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11. Share Transactions - continued

	Dollars
	Six months ended November 30, 2011	Five months ended May 31, 2011	Year ended December 31, 2010
Class T
Shares sold	$ 4,034,784	$ 5,439,063	$ 10,467,996
Reinvestment of distributions	820,005	43,935	297,528
Shares redeemed	(2,566,129)	(4,010,197)	(3,888,800)
Net increase (decrease)	$ 2,288,660	$ 1,472,801	$ 6,876,724
Class B
Shares sold	$ 213,465	$ 925,208	$ 2,770,584
Reinvestment of distributions	157,914	9,038	38,499
Shares redeemed	(785,173)	(753,939)	(908,372)
Net increase (decrease)	$ (413,794)	$ 180,307	$ 1,900,711
Class C
Shares sold	$ 7,148,979	$ 15,501,323	$ 21,262,519
Reinvestment of distributions	1,554,406	71,677	322,701
Shares redeemed	(6,343,649)	(2,784,658)	(4,250,410)
Net increase (decrease)	$ 2,359,736	$ 12,788,342	$ 17,334,810
Global Strategies
Shares sold	$ 29,045,701	$ 65,085,263	$ 104,146,943
Reinvestment of distributions	7,318,908	336,196	2,900,626
Shares redeemed	(47,796,012)	(29,149,019)	(57,103,590)
Net increase (decrease)	$ (11,431,403)	$ 36,272,440	$ 49,943,979
Institutional Class
Shares sold	$ 9,720,603	$ 7,496,668	$ 10,525,818
Reinvestment of distributions	453,309	17,319	141,418
Shares redeemed	(4,295,909)	(702,810)	(2,318,131)
Net increase (decrease)	$ 5,878,003	$ 6,811,177	$ 8,349,105

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 26% of the total outstanding shares of Fidelity Total International Equity Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a proprietary custom index. The Board noted that FMRC does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The fund's proprietary custom index is an index developed by FMRC that represents the performance of the fund's three general investment categories according to their respective weightings in the fund's neutral mix.

Semiannual Report

Fidelity Global Strategies Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year in light of the fund's changed investment strategy.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that the fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 83% means that 17% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2010. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Semiannual Report

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through July 31, 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYSI-USAN-0112
1.852684.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 24, 2012
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 24, 2012